Pension and other post-retirement benefits - Components of Net Benefit Costs for Pension Plans and OPEB Recorded as Part of Administrative Expenses (Detail) - CAD CAD in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Pension Plans
Defined Benefit Plan Disclosure [Line Items]
Service cost	CAD 6,663	CAD 4,828
Interest cost	9,642	8,549
Expected return on plan assets	(11,989)	(10,018)
Amortization of net actuarial loss (gain)	1,398	(346)
Amortization of prior service credits	(471)	0
Net benefit cost	5,243	3,013
Other Postretirement Benefit Plans, Defined Benefit
Defined Benefit Plan Disclosure [Line Items]
Service cost	3,093	2,022
Interest cost	2,914	2,186
Expected return on plan assets	(713)	(628)
Amortization of net actuarial loss (gain)	510	(641)
Amortization of prior service credits	0	0
Net benefit cost	CAD 5,804	CAD 2,939